Fair Value Measurements (Schedule Of Financial Assets And Liabilities Measured At Fair Value On A Recurring Basis) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Supplemental executive retirement plan assets	$ 37.7	$ 29.8
Derivatives, net	1.8	5.2
Total financial assets	39.5	35.0
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Supplemental executive retirement plan assets	37.7	29.8
Derivatives, net	0	0
Total financial assets	37.7	29.8
Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Supplemental executive retirement plan assets	0	0
Derivatives, net	1.8	5.2
Total financial assets	1.8	5.2
Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Supplemental executive retirement plan assets	0	0
Derivatives, net	0	0
Total financial assets	$ 0	$ 0